Income Taxes - Schedule of Reconciliations of Statutory Income Tax Rate (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Reconciliations of Statutory Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
State tax	7.10%	6.00%	0.80%
Foreign rate different rates	0.00%	(0.20%)	(0.10%)
Permanent differences	0.00%	(0.90%)	(17.20%)
Change in valuation allowance	(28.10%)	(25.90%)	(4.50%)
Effective tax rate	0.00%	0.00%	0.00%